UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05652

DREYFUS MUNICIPAL INCOME, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Income, Inc.
June 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--158.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--6.5%
Jefferson County,
Sewer Revenue Capital
Improvement Warrants (Insured;
FGIC)	5.75	2/1/09	7,500,000 a	7,789,275
The Board of Trustees of the
University of Alabama, HR
(University of Alabama at
Birmingham) (Insured; MBIA)	5.88	9/1/10	4,620,000 a	4,926,814
Alaska--3.6%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.05	6/1/39	6,845,000	6,979,504
Arkansas--1.6%
Independence County,
PCR (Entergy Arkansas, Inc.
Project)	5.00	1/1/21	3,000,000	3,050,730
California--15.9%
ABAG Financial Authority for
Nonprofit Corporations,
Insured Revenue, COP (Odd
Fellows Home of California)	6.00	8/15/24	5,000,000	5,058,350
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,951,209
California Educational Facilities
Authority, Revenue (Mills
College)	5.00	9/1/34	2,000,000	2,034,760
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	2,500,000	2,683,875
California Housing Finance Agency,
Home Mortgage Revenue	4.80	8/1/36	2,500,000	2,421,800
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	3,545,000 a	3,838,207
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,455,000	1,571,473
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/32	6,000,000	1,700,160
Del Mar Race Track Authority,
Revenue	5.00	8/15/25	2,500,000	2,523,125
Golden State Tobacco
Securitization Corporation,

Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	3,000,000 a	3,587,160
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,500,000	2,614,300
Colorado--10.3%
Colorado Springs,
HR	6.38	12/15/10	2,835,000 a	3,073,849
Colorado Springs,
HR	6.38	12/15/30	2,890,000	3,085,162
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	2,480,000	2,483,472
University of Northern Colorado
Board of Trustees, Auxiliary
Facilities System Revenue
(Insured; FSA)	5.00	6/1/35	11,000,000 b,c	11,351,670
District of Columbia--1.4%
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/09	1,605,000 a	1,679,360
District of Columbia,
Revenue (Catholic University
America Project) (Insured;
AMBAC)	5.63	10/1/29	475,000	494,755
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA,
GNMA and GIC; Trinity Funding)	7.45	12/1/30	505,000	513,024
Florida--1.4%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	30,000 a	31,597
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,470,000	1,528,197
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	5.80	10/1/34	1,095,000	1,129,744
Georgia--.6%
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project)	5.25	9/1/14	1,000,000 a	1,076,640
Illinois--10.4%
Chicago
(Insured; FGIC)	6.13	7/1/10	3,685,000 a	3,945,530

Chicago
(Insured; FGIC)	6.13	7/1/10	315,000 a	337,271
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	55,000	55,221
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,800,000 a	6,192,138
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,000,000 a	7,436,030
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	2,000,000 a	2,155,640
Indiana--2.1%
Anderson,
EDR and Improvement Bonds
(Anderson University Project)	5.00	10/1/32	1,450,000	1,422,363
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	2,500,000 a	2,700,750
Iowa--.6%
Coralville,
Annual Appropriation Urban
Renewal Tax Increment Revenue	5.00	6/1/47	1,275,000	1,240,371
Kansas--1.3%
Unified Government of Wyandotte
County/Kansas City, Tax-Exempt
Sales Tax Special Tax
Obligation Revenue
(Redevelopment Project Area B)	5.00	12/1/20	2,500,000	2,555,950
Maryland--4.9%
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	5.63	6/1/13	2,000,000 a	2,174,740
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins University Issue)	6.00	7/1/09	7,000,000 a	7,360,290
Massachusetts--9.2%
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/14	5,000,000 a	5,304,400
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,002,800
Massachusetts Health and
Educational Facilities
Authority, Healthcare System
Revenue (Covenant Health
Systems Obligated Group Issue)	6.00	7/1/31	2,500,000	2,667,100

Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	2,500,000	2,494,650
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	5,235,000	5,304,154
Michigan--3.6%
Hancock Hospital Finance
Authority, Mortgage Revenue
(Portgage Health) (Insured;
MBIA)	5.45	8/1/08	2,200,000 a	2,236,454
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	4,685,000	4,684,532
Minnesota--1.4%
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/10	2,420,000 a	2,623,740
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	80,000	85,245
Mississippi--3.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	6,000,000	6,058,800
Missouri--4.1%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,525,975
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	2,500,000	2,574,300
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	2,500,000 a	2,700,400
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	160,000	161,494
Nevada--2.2%
Clark County,
IDR (Southwest Gas Corporation
Project) (Insured; AMBAC)	6.10	12/1/38	4,000,000	4,245,960
New Jersey--.9%
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.50	6/15/31	1,610,000	1,683,545
New Mexico--2.4%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.30	12/1/16	3,000,000	3,064,410
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program
(Collateralized: FHLMC and
GNMA)	6.85	9/1/31	1,610,000	1,632,089
New York--2.3%
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/27	1,500,000	1,537,095
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/27	2,930,000	2,946,320
North Carolina--3.1%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Company
Project)	5.75	8/1/35	1,500,000	1,567,260
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/26	3,000,000	3,075,840
North Carolina Housing Finance
Agency, Home Ownership Revenue	6.25	1/1/29	1,415,000	1,442,536
Ohio--5.0%
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth System
Project)	6.13	2/15/09	5,000,000 a	5,222,900
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Collateralized; GNMA)	5.75	9/1/30	65,000	65,436
Rickenbacker Port Authority,
Capital Funding Revenue (OASBO
Expanded Asset Pooled)	5.38	1/1/32	4,090,000	4,326,198
Oklahoma--1.3%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	2,500,000	2,591,100
Pennsylvania--7.9%
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; FGIC)	5.00	11/1/38	3,375,000	3,434,636
Pennsylvania Economic Development

Financing Authority, RRR
(Northampton Generating
Project)	6.60	1/1/19	3,500,000	3,534,930
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/11	5,995,000 a	6,490,247
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health)	5.88	12/1/31	1,755,000	1,861,142
Rhode Island--1.2%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity
Revenue	4.70	10/1/32	2,405,000	2,292,374
South Carolina--11.0%
Lancaster Educational Assistance
Program, Inc., Installment
Purchase Revenue (The School
District of Lancaster County,
South Carolina, Project)	5.00	12/1/26	5,000,000	5,049,200
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	2,500,000 a	2,624,200
Piedmont Municipal Power Agency,
Electric Revenue	5.25	1/1/21	3,500,000	3,549,140
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	2,500,000	2,589,675
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/28	2,900,000	3,106,654
Tobacco Settlement Revenue
Management Authority of South
Carolina, Tobacco Settlement
Asset-Backed Bonds	6.38	5/15/30	3,750,000	4,341,900
Texas--11.8%
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	2,000,000	1,984,320
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement (Insured;
FSA)	5.00	11/1/35	2,500,000	2,510,225
Gregg County Health Facilities
Development Corporation, HR
(Good Shepherd Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,703,325
Harris County Health Facilities
Development Corporation, HR

(Memorial Hermann Healthcare
System)	6.38	6/1/11	3,565,000 a	3,896,509
Port of Corpus Christi Authority
of Nueces County, Revenue
(Union Pacific Corporation
Project)	5.65	12/1/22	4,500,000	4,662,225
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	7,000,000	7,260,190
Utah--.1%
Utah Housing Finance Agency,
SFMR (Collateralized; FHA)	6.00	1/1/31	185,000	188,006
Vermont--1.1%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Saint Michael's
College Project)	6.00	10/1/28	1,500,000	1,632,870
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	460,000	464,683
Washington--2.7%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	5,000,000 a	5,216,950
West Virginia--3.9%
Braxton County,
SWDR (Weyerhaeuser Company
Project)	5.80	6/1/27	7,450,000	7,602,203
Wisconsin--5.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	2,500,000	2,786,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.60	2/15/29	4,975,000	5,088,729
Wisconsin Health and Educational
Facilities Authority, Revenue
(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,061,820
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	1,500,000	1,575,375
U.S. Related--13.6%
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	8,000,000 b,c	8,176,400
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	10,000,000 b,c	10,220,500
Puerto Rico Infrastructure
Financing Authority, Special

Tax Revenue (Insured; AMBAC)	5.00	7/1/15	8,000,000 b,c	8,131,160
Total Long-Term Municipal Investments
(cost $293,865,875)				307,615,327
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--.1%
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; Radian and Liquidity
Facility; JPMorgan Chase Bank)	3.88	7/1/07	100,000 d	100,000
Florida--.4%
Jacksonville,
PCR, Refunding (Florida Power
and Light Company Project)	3.92	7/1/07	100,000 d	100,000
Lee Memorial Health System Board
of Directors, HR (Lee Memorial
Health System) (Liquidity
Facility; SunTrust Bank)	3.95	7/1/07	600,000 d	600,000
Utah--.3%
Carbon County,
PCR, Refunding (Pacificorp
Projects) (Insured; AMBAC and
Liquidity Facility; The Bank
of New York)	3.90	7/1/07	700,000 d	700,000
Total Short-Term Municipal Investments
(cost $1,500,000)				1,500,000
Total Investments (cost $295,365,875)			159.2%	309,115,327
Liabilities, Less Cash and Receivables			(7.7%)	(14,973,578)
Preferred Stock, at redemption value			(51.5%)	(100,000,000)
Net Assets Applicable
to Common Shareholders			100.0%	194,141,749

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $37,879,730 or 19.5% of net assets applicable to Common Shareholders.
c	Collateral for floating rate borrowings.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL INCOME, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)